Income Taxes - Effective Tax Rate Reconciliation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Statutory rate			$ (33,030,000)	$ (25,518,000)
State taxes, net of federal benefit			(4,995,000)	(6,637,000)
Permanent adjustments			(560,000)	411,000
Return to provision			10,000	0
Other deferred adjustment			5,147,000	(4,000)
General business credits			3,599,000	(8,803,000)
Change in valuation allowance			29,835,000	40,556,000
Total tax expense	$ 0	$ 0	$ 6,000	$ 5,000